Bank Loans - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Total		$ 33,717
China Construction Bank (“CCB”) [Member]
Short-Term Debt [Line Items]
Total		$ 33,717